Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flow hedge derivative financial instruments	$ 395	$ (2,374)	$ 0
Valuation allowance	0	390	0
Deferred tax (benefit) expense recognized in OCI	$ 395	$ (1,984)	$ 0